                                                   Filed Pursuant to Rule 497(e)
                                                  Registration File No.: 2-29858
                                                                        811-1701

DAVIS
NEW YORK VENTURE FUND
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Portfolio of Davis New York Venture Fund, Inc.

PROSPECTUS

Class Y shares

December 1, 2004
As amended August 12, 2005

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[Davis Funds logo and "Over 35 Years of Reliable Investing" tagline]

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This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this
Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund's investment adviser or the
Fund's distributor. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

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TABLE OF
CONTENTS
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4    OVERVIEW OF DAVIS NEW YORK VENTURE FUND
     Investment Objective and Principal Investment Strategies
     The Davis Investment Discipline
     Determining If This Fund Is Right for You
     Principal Risks of Investing in the Fund
     Performance Information
     Fees and Expenses of the Fund
     Additional Information About Investments

13   DAVIS MANAGEMENT
     Davis Advisors
     Investment Professionals

15   ONCE YOU INVEST IN DAVIS FUNDS
     How Your Shares Are Valued
     Portfolio Holdings
     How We Pay Earnings
     Federal Income Taxes
     Fees and Expenses of the Fund

23   HOW TO OPEN AN ACCOUNT
     Three Ways You Can Open An Account
     Anti-Money Laundering Compliance

26   HOW TO BUY, SELL AND EXCHANGE SHARES
     Right to Reject or Restrict any Purchase or Exchange Order
     Three Ways to Buy, Sell and Exchange Shares
     When Your Transactions Are Processed
     Buying More Shares
     Selling Shares
     Exchanging Shares
     Market Timing
     Telephone Transactions
     Internet Transactions

36   OTHER INFORMATION
     Dividends and Distributions
     Financial Highlights
     Privacy Notice

B/C  OBTAINING ADDITIONAL INFORMATION

OVERVIEW OF
DAVIS NEW YORK VENTURE FUND
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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis New York Venture Fund's investment objective is long-term growth of capital. Davis Advisors uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities issued by large companies with market capitalizations of at least $10 billion. See "The Davis Investment
Discipline."

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments."

THE DAVIS INVESTMENT DISCIPLINE

Davis Advisors manages equity funds using the Davis Investment Discipline. We conduct extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuations relative to their intrinsic value. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 4

FIRST CLASS MANAGEMENT

o    Proven track record

o    Significant personal ownership in business

o    Intelligent allocation of capital

o    Smart application of technology to improve business and lower costs

STRONG FINANCIAL CONDITION AND SATISFACTORY PROFITABILITY

o    Strong balance sheet

o    Low cost structure

o    High after-tax returns on capital

o    High quality of earnings

STRONG COMPETITIVE POSITIONING

o    Non-obsolescent products / services

o    Dominant or growing market share

o    Participation in a growing market

o    Global presence and brand names

After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies' common stock. We seek common stock which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company if we believe the stock's market price exceeds our estimates of intrinsic value, or if ratio of the risks and rewards of continuing to own the company is no longer attractive.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

>>   You are seeking long-term growth of capital.

>>   You are more comfortable with established, well-known companies.

>>   You are investing for the long term.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 5

You should not invest in this Fund if:

>>   You are worried about the possibility of sharp price swings and dramatic market declines.

>>   You are interested in earning current income.

>>   You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis New York Venture Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    FINANCIAL SERVICES RISK. The Fund historically has invested a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, may have a disproportionate effect on the financial services sector; (iii) Non-diversified loan portfolios:
     financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers,

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 6

     which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     S&P 500(R) Index or other funds with similar investment objectives and strategies.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 7

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis New York Venture Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

DAVIS NEW YORK VENTURE FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS Y SHARES

            ----------------------------------------------------
                  CALENDAR YEAR            PERCENT RETURN
            ----------------------------------------------------
                      1997                      34.04
            ----------------------------------------------------
                      1998                      15.12
            ----------------------------------------------------
                      1999                      17.90
            ----------------------------------------------------
                      2000                      10.26
            ----------------------------------------------------
                      2001                     (11.15)
            ----------------------------------------------------
                      2002                     (16.91)
            ----------------------------------------------------
                      2003                      32.79
            ----------------------------------------------------

During the period shown above, the highest quarterly return was 21.43% for the quarter ended December 31, 1998, and the lowest quarterly return was (14.33%)
for the quarter ended September 30, 1998. Total return for the ten months ended
October 31, 2004, (not annualized) was 4.85%.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 8

DAVIS NEW YORK VENTURE FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003

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                                 PAST 1 YEAR    PAST 5 YEARS    LIFE OF CLASS*
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Class Y shares
  return before taxes               32.79%          4.97%           11.28%
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Class Y shares
  return after taxes on
  distributions                     32.60%          4.27%           10.27%
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Class Y shares
  return after taxes on
  distributions and sale of
  fund shares                       21.56%          4.00%           9.45%
--------------------------------------------------------------------------------
S&P 500(R) Index
  reflects no deduction for
  fees, expenses or taxes           28.69%         (0.57)%          8.34%
--------------------------------------------------------------------------------

*  The inception of Class Y shares was 10/2/96.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 9

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

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                                                                     CLASS Y
                                                                      SHARES
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Maximum sales charge (load) imposed on purchases
  as a percentage of offering price                                    None
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Maximum deferred sales charge (load) imposed on redemptions as a percentage of the lesser of the net asset value of
  the shares redeemed or the total cost of such shares                 None
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Maximum sales charge (load) imposed on reinvested dividends            None
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Exchange fee                                                           None
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DAVIS NEW YORK VENTURE FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

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                                                 CLASS Y
                                                  SHARES
-----------------------------------------------------------------
Management Fees                                    0.51%
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Distribution (12b-1) Fees                          0.00%
-----------------------------------------------------------------
Other Expenses                                     0.07%
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Total Annual Operating Expenses                    0.58%
-----------------------------------------------------------------

Expenses may vary in future years.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:

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IF YOU SELL YOUR SHARES IN...      1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class Y Shares                        $59        $186         $324         $726
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                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 10

ADDITIONAL INFORMATION ABOUT INVESTMENTS

Davis New York Venture Fund's investment objective is long-term growth of capital. The Fund's investment objective is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund's prospectuses would be amended before any change in investment objective, and shareholders would be promptly notified of the change.

Under normal circumstances, Davis New York Venture Fund invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that we believe are of high quality and whose shares are selling at attractive prices. The Fund may also purchase other kinds of securities; engage in active trading (which would increase portfolio turnover and commission expenses and may increase taxable distributions); or employ other investment strategies that are not principal investment strategies if, in Davis
Advisors' professional judgment, the securities or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether (i) purchasing such securities would be consistent with shareholders' reasonable expectations; (ii) they may assist a Fund in pursuing its investment objective; (iii) they are consistent with the Fund's investment strategy; (iv) they will cause the Fund to violate any of its investment restrictions; or (v) they will materially change the Fund's risk profile as described in the Fund's prospectuses and Statement of Additional
Information, as amended from time to time. The Statement of Additional
Information discusses these securities and investment strategies.

SHORT-TERM INVESTMENTS. The Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. The Fund may also use short-term investments for temporary defensive purposes. At such times the Fund will not be pursuing its normal investment policies. In the event that our portfolio managers anticipate a decline in the market values of the companies in which the Fund invests (due to economic, political or other factors), we may reduce the Fund's risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to the Fund's investment objective.

For more details concerning current investments and market outlook, please see the most recent shareholder report.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 11

EXECUTION OF PORTFOLIO TRANSACTIONS. The Adviser places orders with broker-dealers for Davis Funds' portfolio transactions. The Adviser seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, the
Adviser considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, the Adviser may place orders for Davis Funds'
portfolio transactions with broker-dealers who have sold shares of Davis Funds.
In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the Adviser places orders for Davis Funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of
Davis Funds.

Over the last three years the Fund paid the following brokerage commissions:



                                                              FOR THE YEAR ENDED JULY 31,
                                                         2004           2003              2002
                                                         ----           ----              ----
Davis New York Venture Fund
---------------------------

Brokerage commissions paid:                        $5,373,110     $4,298,301       $13,859,249
Brokerage as a percentage of average net                0.02%          0.03%             0.07%
assets


                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 12

DAVIS MANAGEMENT
--------------------------------------------------------------------------------

DAVIS ADVISORS

Davis Selected Advisers, L.P. ("Davis Advisors"), serves as the investment adviser for each of the Davis Funds. Davis Advisors' offices are located at 2949
East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

For the fiscal year ended July 31, 2004, Davis Advisors' compensation for its services (based on average net assets) was 0.51%.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser for each of the
Davis Funds. Davis Selected Advisers-NY, Inc.'s offices are located at 609 Fifth
Avenue, New York, New York 10017. Davis Selected Advisers-NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis
Selected Advisers-NY, Inc.'s fee is paid by Davis Advisors, not the Davis Funds.

A discussion regarding the basis for the Board of Directors approving the investment advisory and sub-advisory agreements is available in the Statement of
Additional Information. The Directors will consider whether to re-approve the advisory and sub-advisory agreements in 2005; the basis for their decision will be included in the Fund's July 2005 annual report.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 13

INVESTMENT PROFESSIONALS

o    SHELBY M.C. DAVIS serves as Adviser and Founder. As Adviser Mr. Davis provides the firm with analysis regarding companies, the economy, and the markets in general. He previously served as Davis New York Venture Fund's
     Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by Davis Advisors.

o    CHRISTOPHER C. DAVIS has served as a Portfolio Manager of Davis New York
     Venture Fund since October 1995, and also manages other equity funds advised by Davis Advisors. He has served as President of the Fund since
     March 2000. Mr. Davis served as Assistant Portfolio Manager and Research
     Analyst working with Shelby M.C. Davis from September 1989 through
     September 1995.

o    KENNETH CHARLES FEINBERG has served as a Portfolio Manager of Davis New
     York Venture Fund since May 1998 and also manages other equity funds advised by Davis Advisors. Mr. Feinberg started with Davis Advisors as a
     Research Analyst in December 1994.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio
Managers, and the Portfolio Managers' ownership of securities in the Fund.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 14

ONCE YOU INVEST
IN DAVIS FUNDS
--------------------------------------------------------------------------------

This section describes how your investment is valued, how you earn money on your investment and how the government may tax these earnings.

HOW YOUR SHARES ARE VALUED

Once you open your Davis Funds account, you may buy or sell shares on any business day. The price of your shares in a Davis Fund is based upon the total value of the Fund's investments. Your account balance may change daily because the share price may change daily.

The value of one share of a Davis Fund, also known as the net asset value, or
NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock
Exchange is open or as of the time the Exchange closes, if earlier.

The business sections of many, but not all, major newspapers publish Davis
Funds' net asset values. If you have access to the Internet, you can also check the net asset value on our website (www.davisfunds.com).

VALUATION OF PORTFOLIO SECURITIES

Your shares will be purchased at the net asset value, or sold at the net asset value next determined after Davis Funds' transfer agent receives your request in good order.

Securities are valued primarily on the basis of market quotations. However,
Davis Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. The Fund uses fair value prices any time the Adviser concludes that reliable market quotations for its portfolio securities are not readily available from an approved third party pricing service or from independent brokers.

Examples of when fair value pricing may be used include illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis
Funds use an independent vendor to assist in fair value pricing of foreign

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 15

securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.

Some of the Fund's securities may be traded in markets that close at a different time than when the Fund's shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time Fund's shares are priced may result in the use of fair value pricing, as described above.
Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the value of some of the Fund's foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on a Fund's net asset value. Notwithstanding, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing exchange rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund's shares even if there has not been any change in the foreign currency price of that Fund's investments.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The Fund's portfolio holdings are published and mailed to shareholders twice a year in the annual and semi-annual reports which are mailed approximately 60 days after the end of the Fund's second and fourth fiscal quarters. In addition, the Fund publishes its portfolio holdings on the Davis Funds' website approximately sixty days after the end of each fiscal quarter. Other information concerning the Fund's portfolio holdings may also be published on the Davis
Funds' website from time to time.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 16

HOW WE PAY EARNINGS

There are two ways you can receive payments from the Davis Fund you invest in:

o    DIVIDENDS. Dividends are distributions to shareholders of net investment income and short-term capital gains on investments.

o    CAPITAL GAINS. Capital gains are profits received by a Fund from the sale of securities held for the long term, which are then distributed to shareholders.

If you would like information about when a particular Davis Fund pays dividends and distributes capital gains, please call 1-800-279-0279. Unless you choose otherwise, the Davis Funds will automatically reinvest your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party or sent to an address other than your address of record.

We also offer a DIVIDEND DIVERSIFICATION PROGRAM, which allows you to have your dividends and capital gains reinvested in shares of another Davis Fund.

You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Davis Funds Application Form or on IRS Form W-9 that your Taxpayer
Identification Number is correct and you are not subject to backup withholding.
If you are subject to backup withholding, or you did not certify your Taxpayer
Identification Number, the IRS requires the Davis Funds to withhold a percentage of any dividends paid and redemption or exchange proceeds received.

HOW TO PUT YOUR DIVIDENDS AND CAPITAL GAINS TO WORK

You can have all of your dividends and capital gains automatically invested in the same Fund or the same share Class of any other Davis Fund. To be eligible for this DIVIDEND DIVERSIFICATION PROGRAM, all accounts involved must be registered under the same name and same Class of shares and have a minimum initial value of $1,000. Shares

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 17

are purchased at the chosen Fund's net asset value on the dividend payment date.
You can make changes to your selection or withdraw from the program with ten days' notice. To participate in this program, fill out the cross-reinvest information in the appropriate section of the Application Form. If you wish to establish this program after your account has been opened, call for more information.

FEDERAL INCOME TAXES

TAXES ON DISTRIBUTIONS

Distributions you receive from the Fund may be subject to income tax and may also be subject to state or local taxes unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The Fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from a fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

Davis Funds will send you a statement each year showing the tax status of all your distributions.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

More information concerning federal taxes is available in the Statement of
Additional Information. We recommend that you consult with a tax advisor about dividends and capital gains that may be received from the Davis Funds.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 18

FEES AND EXPENSES OF THE FUND

The Fund must pay operating fees and expenses.

MANAGEMENT FEE

The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
The difference in the fee structures between the Classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by Class. Different fees and expenses will affect performance.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.

TOTAL FUND OPERATING EXPENSES

The total cost of running a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are taken out before the Fund's NAV is calculated and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 19

COMPENSATION EARNED BY BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Broker-dealers and other financial intermediaries ("Qualifying dealers") may earn substantial compensation by selling Davis Funds' shares. Qualifying dealers may receive (i) sales commissions from sales charges paid by purchasing shareholders; (ii) distribution and service fees from the Funds' 12b-1 distribution plans (Class Y shares do not have a Rule 12b-1 plan and do not make these payments); (iii) recordkeeping fees from the Funds for providing record-keeping services to investors who hold Davis Funds shares through dealer-controlled omnibus accounts; and (iv) other compensation, described below, paid by Davis Distributors, LLC (the "Distributor") from its own resources.

Qualifying dealers may, as a condition to distributing Davis Funds, request that the Distributor, pay or reimburse the Qualifying dealer for (i) marketing support payments including business planning assistance, educating personnel about the Davis Funds, and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer; and (ii) financial assistance paid to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These additional payments are sometimes referred to as "revenue sharing" payments. A number of factors are considered in determining payments, including the dealer's sales and assets, and the quality of the dealer's relationship with the Distributor. Payments are generally based on the value of shares of the Fund held by the dealer or financial institution for its customers or based on sales of Fund shares by the dealer or financial institution, or a combination thereof. The Adviser may use its profits from the advisory fee it receives from the Fund. Some dealers may also choose to pay additional compensation to their registered representatives who sell the Funds.
Such payments may be associated with the status of a Fund on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities. The foregoing arrangements may create an incentive for the brokers, dealers or other financial institutions, as well as their registered representatives, to sell the Davis
Funds rather than other funds.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 20

In 2004 the Adviser and Distributor made payments from their own resources to the Qualifying dealers listed below. These Qualifying dealers may provide the
Davis Funds enhanced sales and marketing support and financial advisers employed by the Qualifying dealers may recommend the Davis Funds rather than other funds:
Qualifying dealers may be added or deleted at any time.

ADP Broker Dealer, Inc.; AG Edwards & Sons; American Express Financial Advisors,
Inc.; Charles Schwab & Co., Inc.; Cigna Financial Services, Inc. (name change to
Prudential Retirement Insurance & Annuity Co.); Citistreet Associates; Citigroup
Global Markets, Inc.; John Hancock Life Insurance Company (name change from
Manufacturers Life Insurance); Merrill Lynch, Pierce, Fenner & Smith, Inc.;
Metropolitan Life Insurance Company; Morgan Stanley, Inc.; Fidelity Brokerage
Services, Inc.; Nationwide Financial Services, Inc.; Putnam Fiduciary Trust
Company; UBS Financial Services, Inc.; Prudential Investment Management
Services, LLC.; T. Rowe Price Investment Services, Inc.; Piper Jaffray, Inc.;
Wachovia Securities, Inc.; Merrill Lynch Life Insurance Co.; Marshall & IIsley
Trust; New York Life Distribution; Wells Fargo Bank, N.A.; and Union Bank of
California.

In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Davis Funds. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Davis Funds during a specified period of time.

Although Davis Funds may use brokers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of fund shares as a factor when selecting brokers to effect portfolio transactions.

Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of Fund shares.

DUE DILIGENCE MEETINGS. The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Davis Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis Funds, however, are more likely to be considered. To the extent

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 21

permitted by their firm's policies and procedures, registered representatives'
expenses in attending these meetings may be covered by the Distributor.

SEMINARS AND EDUCATIONAL MEETINGS. The Distributor may defray certain expenses of Qualified dealers incurred in connection with seminars and other educational efforts subject to the Distributor's policies and procedures governing payments for such seminars. The Distributor may share expenses with Qualifying dealers for costs incurred in conducting training and educational meetings about various aspects of the Funds for the employees of Qualifying dealers. In addition, the
Distributor may share expenses with Qualifying dealers for costs incurred in hosting client seminars where the Fund is discussed.

RECORDKEEPING FEES. Certain Qualifying dealers have chosen to maintain omnibus accounts with the Davis Funds. In an "omnibus account" the Fund maintains a single account in the name of the dealer and the dealer maintains all of the individual shareholder accounts. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Davis Funds and the administrator will then maintain all of the participant accounts. The Adviser, on behalf of the Funds, enters into agreements whereby the Funds compensate the dealer or administrator for recordkeeping services.

Recordkeeping services typically include (i) establishing and maintaining shareholder accounts and records; (ii) recording shareholder account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to shareholders; (v) furnishing proxy materials, periodic Davis Funds reports, prospectuses and other communications to shareholders as required; (vi)
transmitting shareholder transaction information; and (vii) providing information in order to assist Davis Funds in their compliance with state securities laws. Each Davis Fund typically would be paying these shareholder servicing fees directly, were it not that the Qualifying dealer holds all customer accounts in a single omnibus account with each Davis Fund.

OTHER COMPENSATION. The Distributor may, from its own resources and not the
Funds, offer other compensation to the extent not prohibited by state or federal laws, the Securities and Exchange Commission, or any self-regulatory agency, such as the NASD.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 22

HOW TO
OPEN AN ACCOUNT
--------------------------------------------------------------------------------

YOU CAN OPEN AN ACCOUNT IF YOU INVEST:

o    At least $5 million for an institution (trust company, bank trust, endowment, pension plan, foundation) acting on behalf of its own account or one or more clients.

o    At least $5 million for a government entity (a state, county, city, department, authority or similar government agency).

o    With an account established under a "wrap account" or other fee-based program that is sponsored and maintained by a registered broker-dealer approved by the Distributor.

o    At least $500,000 for a 401(k) plan, 457 plan, employer sponsored 403(b)
     plan, profit sharing and money purchase pension plan, defined benefit plan, or non-qualified deferred compensation plan where plan level or omnibus accounts are held on the books of the Fund.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 23

THREE WAYS YOU CAN OPEN AN ACCOUNT

o    BY MAIL. Fill out the Application Form and mail it to our service provider,
     State Street Bank and Trust. You must sign the Application Form. Include a check made payable to DAVIS FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S. dollars.
     DAVIS FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS, STARTER CHECKS, TRAVELER'S
     CHECKS OR MONEY ORDERS.

o    BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our Distributor. Please note that your dealer may charge a service fee or commission for these transactions.

o    BY WIRE. You may wire federal funds directly to our service provider, State
     Street Bank and Trust. Before you wire an initial investment, you must call the Distributor and obtain an account number and Application Form. A customer service representative will assist you with your initial investment by wire. After the initial wire purchase is made, you will need to return the Application Form to State Street Bank and Trust. To ensure that the purchase is credited properly, follow these wire instructions:

         State Street Bank and Trust Company
         Boston, MA 02210
         Attn: Mutual Fund Services
         [NAME OF DAVIS FUND AND CLASS OF SHARES
         THAT YOU ARE BUYING]
         Shareholder Name
         Shareholder Account Number
         Federal Routing Number 011000028
         DDA Number 9904-606-2

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 24

ANTI-MONEY LAUNDERING COMPLIANCE

Davis Funds and the Distributor are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Distributor may request additional information from you to verify your identity and source of funds. If you do not provide the information, the Davis Funds may not be able to open your account. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account. They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or the
Distributor to inform the shareholder that it has taken the actions described above.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 25

HOW TO
BUY, SELL AND EXCHANGE SHARES

Once you have established an account with Davis Funds, you can add to or withdraw from your investment. This prospectus describes the types of transactions you can perform as a Davis Funds shareholder including how to initiate these transactions and the charges that you may incur (if any) when buying, selling or exchanging shares. A transaction will not be executed until all required documents have been received in a form meeting all legal requirements. Legal requirements vary depending upon the type of transaction and the type of account. Call Shareholder Services for instructions. These procedures and charges may change over time and the prospectus in effect at the time a transaction is initiated will determine the procedures and charges which will apply to the transaction.

RIGHT TO REJECT OR RESTRICT ANY PURCHASE OR EXCHANGE ORDER

Purchases and exchanges should be made for investment purposes only. Davis Funds and the Distributor reserve the right to reject or restrict any purchase or exchange order for any reason. Davis Funds are not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases or exchanges that are part of activity that Davis Funds or the Distributor have determined may involve actual or potential harm to a Fund may be rejected.

THREE WAYS TO BUY, SELL AND EXCHANGE SHARES

o    BY TELEPHONE. Call 1-800-279-0279. You can speak directly with a Davis
     Funds representative during our business hours (9 a.m. to 6 p.m. Eastern time) or use our automated telephone system at any time, day or night.

o    BY MAIL. Send the request to our service provider, State Street Bank and
     Trust Company.

                  Regular mail:
                  State Street Bank and Trust Company
                  c/o Davis Funds
                  P.O. Box 8406, Boston, MA 02266-8406

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 26

                  Express shipping:
                  State Street Bank and Trust Company
                  c/o Davis Funds
                  66 Brooks Drive, Braintree, MA 02184

o    BY DEALER. Contact a dealer who then will make the transaction through our
     Distributor. Please note that your dealer may charge a service fee or commission for these transactions.

The Davis Funds do not issue certificates for any class of shares. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Davis Funds by State Street Bank and Trust. Transactions in the
account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain distributions, purchases through automatic investment plans and certain retirement plans, and automatic exchanges and withdrawals will be confirmed at least quarterly.

WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our Distributor will be processed on the same day if the order is received before 4 p.m. Eastern time.
If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o    Receive your order before 4 p.m. Eastern time.

o    Promptly transmit the order to State Street Bank and Trust.

BUYING MORE SHARES

When you purchase shares by mail, send a check made payable to DAVIS FUNDS for the amount of purchase to our service provider, State Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the name of the Fund and your account number, indicating that the investment should be made in Class Y shares. When you buy shares through a dealer, you may be charged a service fee or commission for these transactions.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 27

SELLING SHARES

You may sell back all or part of your shares in any Davis Fund in which you invest (known as a redemption) on any business day at net asset value. You can sell the shares by telephone, by internet, by mail or through a dealer.

When you sell shares by mail, indicate the number of shares or the dollar amount you wish to redeem and send the request to our service provider, State Street
Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign the redemption request. You may be required to have the owners'
signatures medallion-guaranteed (see "Medallion Signature Guarantee" below).

When you sell shares through a dealer, you may be charged a service fee or commission for these transactions.

Redemption proceeds are usually paid to you by check within seven days after
State Street Bank and Trust receives your proper sale request. You may redeem shares on any business day. Redemption proceeds may be withheld until a sufficient period of time has passed for State Street Bank and Trust to be reasonably sure that all checks or drafts (including certified or cashier's checks) for shares purchased have cleared, normally not exceeding fifteen calendar days.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 28

WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o    You will always receive cash for sales that total less than $250,000 or one percent of a Fund's net asset value during any ninety-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees if you sold the securities.

o    You will need a medallion signature guarantee on a stock power or redemption request for sales paid by check totaling more than $100,000.
     However, if your address of record has changed in the last thirty days, or if you wish to send redemption proceeds to a third party, you will need a medallion signature guarantee for all sales.

o    In the past, the Davis Funds issued certificates. If a certificate was issued for the shares you wish to sell, the certificate must be sent by certified mail to State Street Bank and Trust and accompanied by a letter of instruction signed by the owner(s).

o    A sale may produce a gain or loss. Gains may be subject to tax.

o    The Securities and Exchange Commission may suspend redemption of shares under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.

MEDALLION SIGNATURE GUARANTEE

To protect you and the Davis Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A medallion signature guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of a
United States stock exchange participate in the medallion signature guarantee program. No other form of signature verification will be accepted.

STOCK POWER

This is a letter of instruction signed by the owner of the shares that gives
State Street Bank and Trust permission to transfer ownership of the shares to another person or group. Any transfer of ownership requires that all shareholders have their signatures medallion-guaranteed.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 29

WIRING SALE PROCEEDS TO YOUR BANK ACCOUNT

You may be eligible to have your redemption proceeds electronically transferred to a commercial bank account by federal funds wire. There is a $5 charge by
State Street Bank and Trust for wire service (State Street Bank and Trust charges $50 for wiring money internationally), and receiving banks may also charge for this service. Redemption by federal funds wire is usually credited to your bank account on the next business day after the sale. Alternatively, redemption through Automated Clearing House will usually arrive at your bank two banking days after the sale. To have redemption proceeds sent by federal funds wire to your bank, you must first fill out the Banking Instructions section on the account application form and attach a voided check or deposit slip. If the account has already been established, an Account Service Form or letter of instruction must be submitted with a medallion guarantee and a copy of a voided check or deposit slip.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 30

EXCHANGING SHARES

You can sell Class Y shares of any Davis Fund to buy Class Y shares in any other
Davis Fund. This is known as an exchange. You can only exchange shares from your account within the same class and under the same registration. You can exchange shares by telephone, by mail or through a dealer. The initial exchange must be for at least $5 million for institutions or government entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to buy Class Y shares may also exchange their shares for Class Y shares of the Fund. Exchanges are normally performed on the same day of the request if received in proper form
(all necessary documents, signatures, etc.) by 4 p.m. Eastern time.

When you exchange shares by mail, you must send our service provider, State
Street Bank and Trust, a written request for the exchange. In the past, the
Davis Funds issued certificates. If you wish to exchange shares for which you hold share certificates, these certificates must be sent by certified mail to
State Street Bank and Trust accompanied by a letter of instruction signed by the owner(s). If your shares are being sold for cash, this is known as a redemption.
Please see the section, "What You Need to Know Before You Sell Your Shares," for
restrictions that might apply to this type of transaction.

When you exchange shares through a dealer, you may be charged a service fee or commission for each transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired Davis Fund. For federal income tax purposes, exchanges between Davis
Funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 31

MARKET TIMING

Davis Funds discourage short-term or excessive trading, often referred to as
"market timing," and intend to seek to restrict or reject such trading or take other action if in the judgment of the Adviser such trading may be detrimental to the interests of a Fund and its long-term shareholders. Market timing strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs.

The Board of Directors has adopted policies and procedures with respect to the frequent purchases and redemption of fund shares. Currently, four round-trip exchanges between Davis Funds are allowed during a calendar year. You may make an unlimited number of exchanges out of Davis Government Money Market Fund.
Automatic exchanges are excluded from this provision. The Distributor must approve in writing any exchanges above the limit. Neither Davis Funds nor the
Adviser have entered into agreements to exempt any shareholder from application of the Funds' market-timing procedures.

Davis Funds use several methods to reduce the risk of market timing. These methods include (i) limiting annual exchange activity per fund account; and (ii)
committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the
Funds' market timing policy.

If Davis Funds determine that your purchase or exchange patterns reflect a market timing strategy, Davis Funds reserve the right to take any action permitted under applicable rules and standards, including but not limited to (i)
refusing to accept your orders to purchase Fund shares; and/or (ii) restricting the availability of exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services.

While Davis Funds encourages financial intermediaries to apply the Funds'
marketing timing policy to their customers who invest indirectly in the Funds,
Davis Funds are limited in their ability to monitor the trading activity or enforce the Funds' market timing policy with respect to customers of financial intermediaries. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection. The ability of Davis
Funds to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 32

addition, Davis Funds receive purchase exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients'
transaction and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to Davis Funds.

               YOU CAN MAKE EXCHANGES AMONG ANY OF THE DAVIS FUNDS
                     WITHOUT PAYING ADDITIONAL SALES CHARGES

                     EQUITY FUNDS
                     o   Davis New York Venture Fund
                     o   Davis Opportunity Fund
                     o   Davis Financial Fund

                     GROWTH & INCOME FUNDS
                     o   Davis Real Estate Fund
                     o   Davis Appreciation & Income Fund

                     GOVERNMENT BOND FUND
                     o   Davis Government Bond Fund

                     GOVERNMENT MONEY MARKET FUND
                     o   Davis Government Money Market Fund

               For more information about any of the other Davis Funds,
               including risks, charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 33

TELEPHONE TRANSACTIONS

A benefit of investing through Davis Funds is that you can use our automated telephone system to buy, sell or exchange shares. If you do not wish to have this option activated for your account, complete the appropriate section of the
Application Form.

When you call the Distributor, you can perform a transaction with Davis Funds in one of two ways:

o    Speak directly with a representative during business hours (9 a.m. to 6
     p.m. Eastern time).

o    If you have a TouchTone(TM) telephone, you can use Davis Funds' automated telephone system, known as DAVIS DIRECT ACCESS, 24 hours a day, seven days a week.

When you buy, sell or exchange shares over the telephone, you agree that the
Davis Funds are not liable for following telephone instructions believed to be genuine (that is, directed by the account holder or registered representative on file). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for any loss from unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by telephone.

INTERNET TRANSACTIONS

You can use our website--WWW.DAVISFUNDS.COM--to review your account balance and recent transactions. Your account may qualify for the privilege to purchase, sell or exchange shares online. You may also request confirmation statements and tax summary information to be mailed to the address on file. Please review our website for more complete information. If you do not wish to have this option activated for your account, please contact our customer service department.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 34

To access your accounts, you will need the name of the Fund(s) in which you are invested, your account number and your Social Security Number. Davis Funds provides written confirmation of your initial access and any time you buy, sell or exchange shares. You must also establish a unique and confidential Personal
Identification Number (PIN). This PIN is required each time you access your
Davis account online.

When you buy, sell or exchange shares over the Internet, you agree that the
Davis Funds are not liable for following instructions believed to be genuine
(that is, directed by the account holder or registered representative on file).
We use certain procedures to confirm that your instructions are genuine. If these procedures are not used, the Funds may be liable for any loss from unauthorized instructions.

YOU CAN USE DAVIS DIRECT ACCESS TO:

o    Get the price, total return and fund description for any Davis Fund.

o    Check your account balance and other account information.

o    Buy, sell and exchange shares.*

o    Get the mailing address and wire instructions for any Davis Fund.

*  Retirement Accounts may be subject to restrictions.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 35

OTHER
INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

o    The Davis Equity Funds (i.e. Davis New York Venture Fund, Davis Opportunity
     Fund, and Davis Financial Fund) ordinarily distribute their dividends and capital gains, if any, in December.

o    The Davis Growth & Income Funds (i.e. Davis Real Estate Fund and Davis
     Appreciation & Income Fund) ordinarily distribute dividends and quarterly and capital gains, if any, in December.

o    Davis Government Bond Fund and Davis Government Money Market Fund
     ordinarily distribute dividends monthly. Davis Government Bond Fund ordinarily distributes capital gains, if any, in December. Davis Government
     Money Market Fund does not ordinarily distribute capital gains.

o    When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment. Davis Government Bond Fund's and Davis Government Money Market Fund's net asset values are not affected by dividend payments.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of any Davis Fund, or you may elect to receive them in cash.
Many shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 36

FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Davis New
York Venture Fund for the past five years, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the Fund.

This information has been audited by KPMG LLP. KPMG LLP's report, along with the
Fund's financial statements, is included in the annual report, which is available upon request.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 37

DAVIS NEW YORK VENTURE FUND
Financial highlights
Class Y
Financial Highlights for a share of capital stock outstanding throughout each period.

                                                              YEAR ENDED JULY 31

                                  2004       2003       2002      2001      2000

NET ASSET VALUE, BEGINNING      $24.01     $21.72     $26.29    $30.96    $28.00
   OF PERIOD

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net Investment Income              .28        .25        .26       .13       .20
Net Realized and Unrealized       4.16       2.24     (4.73)    (2.02)      3.45
  Gains (Losses)
Total From Investment             4.44       2.49     (4.47)    (1.89)      3.65
  Operations

DIVIDENDS AND DISTRIBUTIONS
Dividends from Net               (.27)      (.20)      (.10)     (.12)     (.07)
  Investment Income
Distribution in Excess of            -          -          -     (.02)         -
  Net Investment Income
Distribution From Realized           -          -          -    (2.64)     (.62)
  Gains
Total Dividends and              (.27)      (.20)      (.10)    (2.78)     (.69)
  Distributions

NET ASSET VALUE, END OF         $28.18     $24.01     $21.72    $26.29    $30.96
  PERIOD

TOTAL RETURN(1)                 18.53%     11.53%   (17.04)%   (6.41)%    13.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period       $1,354     $1,057       $946    $1,465    $1,005
  (000,000 omitted)
Ratio of Expenses to Average      .58%       .61%       .62%      .62%      .60%
  Net Assets
Ratio of Net Investment          1.11%      1.19%       .79%      .77%      .59%
  Income (Loss) to Average
  Net Assets
Portfolio Turnover Rate(2)          6%        10%        22%       15%       29%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 38

PRIVACY NOTICE

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 39

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's
ANNUAL AND SEMI-ANNUAL REPORTS to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. THE
STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about
Davis Funds and their management and operations. The Statement of Additional
Information and the Fund's Annual and Semi-Annual Reports are available, without charge, upon request.

The Davis Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

HOW TO GET MORE INFORMATION (Including Annual Report, Semi-Annual Report and
Statement of Additional Information)

o    BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday through
     Friday, 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.

o    BY MAIL. Write to State Street Bank and Trust Company, c/o Davis Funds,
     P.O. Box 8406, Boston, MA 02266-8406.

o    ON THE INTERNET. WWW.DAVISFUNDS.COM.

o    FROM THE SEC. Additional copies of the registration statement can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102, or by sending an electronic request to
     publicinfo@sec.gov. Reports and other information about the Funds are also available by visiting the SEC website (WWW.SEC.GOV). For more information on the operations of the Public Reference Room, call 1-202-942-8090.

                                        Investment Company Act File No. 811-1701

DAVIS
NEW YORK VENTURE FUND
--------------------------------------------------------------------------------

Portfolio of Davis New York Venture Fund, Inc.

PROSPECTUS

Class R shares

December 1, 2004
As amended August 12, 2005

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[Davis Funds logo and "Over 35 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------

This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this
Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund's investment adviser or the
Fund's distributor. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

--------------------------------------------------------------------------------

TABLE OF
CONTENTS
--------------------------------------------------------------------------------

4    OVERVIEW OF DAVIS NEW YORK VENTURE FUND
     Investment Objective and Principal Investment Strategies
     The Davis Investment Discipline
     Determining If This Fund Is Right for You
     Principal Risks of Investing in the Fund
     Performance Information
     Fees and Expenses of the Fund
     Additional Information About Investments

13   DAVIS MANAGEMENT
     Davis Advisors
     Investment Professionals

15   HOW TO INVEST IN CLASS R SHARES
     How to Purchase and Sell Class R Shares
     Right to Reject any Purchase or Exchange Order
     Market Timing
     Anti-Money Laundering Compliance
     Buying More Shares
     Selling Shares
     How Your Shares Are Valued
     Valuation of Portfolio Securities
     Portfolio Holdings
     Fees and Expenses of the Fund
     Management Fees

27   OTHER INFORMATION
     Dividends and Distributions
     Basic Tax Points
     Financial Highlights
     Privacy Notice

B/C  OBTAINING ADDITIONAL INFORMATION

OVERVIEW OF
DAVIS NEW YORK VENTURE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis New York Venture Fund's investment objective is long-term growth of capital. Davis Advisors uses the Davis Investment Discipline to invest the majority of the Fund's assets in equity securities issued by large companies with market capitalizations of at least $10 billion. See "The Davis Investment
Discipline."

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments."

THE DAVIS INVESTMENT DISCIPLINE

Davis Advisors manages equity funds using the Davis Investment Discipline. We conduct extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuations relative to their intrinsic value. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 4

FIRST CLASS MANAGEMENT

o    Proven track record

o    Significant personal ownership in business

o    Intelligent allocation of capital

o    Smart application of technology to improve business and lower costs

STRONG FINANCIAL CONDITION AND SATISFACTORY PROFITABILITY

o    Strong balance sheet

o    Low cost structure

o    High after-tax returns on capital

o    High quality of earnings

STRONG COMPETITIVE POSITIONING

o    Non-obsolescent products / services

o    Dominant or growing market share

o    Participation in a growing market

o    Global presence and brand names

After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies' common stock. We seek common stock which can be purchased at attractive valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company if we believe the stock's market price exceeds our estimates of intrinsic value, or if ratio of the risks and rewards of continuing to own the company is no longer attractive.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

>>   You are seeking long-term growth of capital.

>>   You are more comfortable with established, well-known companies.

>>   You are investing for the long term.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 5

You should not invest in this Fund if:

>>   You are worried about the possibility of sharp price swings and dramatic market declines.

>>   You are interested in earning current income.

>>   You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis New York Venture Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    FINANCIAL SERVICES RISK. The Fund historically has invested a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, may have a disproportionate effect on the financial services sector; (iii) Non-diversified loan portfolios:
     financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 6

     real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     S&P 500(R) Index or other funds with similar investment objectives and strategies.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 7

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis New York Venture Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

Information in the bar chart and table for Class R shares reflects the performance of Class A shares which has been restated (reduced) to reflect the higher Rule 12b-1 fees paid by Class R shares. The returns would have been substantially similar because both Class A shares and Class R shares are invested in the same portfolio of securities. The inception date of the Fund's
Class R shares was August 20, 2003. Actual Class R shares performance is used beginning August 20, 2003.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 8

                           DAVIS NEW YORK VENTURE FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS R SHARES

                      -----------------------------------
                            YEAR         PERCENT RETURN
                      -----------------------------------
                            1994             (2.29)
                      -----------------------------------
                            1995             40.08
                      -----------------------------------
                            1996             26.11
                      -----------------------------------
                            1997             33.32
                      -----------------------------------
                            1998             14.42
                      -----------------------------------
                            1999             17.29
                      -----------------------------------
                            2000              9.63
                      -----------------------------------
                            2001            (11.64)
                      -----------------------------------
                            2002            (17.40)
                      -----------------------------------
                            2003             31.93%
                      -----------------------------------

During the period shown above, the highest quarterly return was 21.28% for the quarter ended December 31, 1998, and the lowest quarterly return was (14.49%)
for the quarter ended September 30, 1998. Total return for the ten months ended
October 31, 2004, (not annualized) was 4.43%.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 9

DAVIS NEW YORK VENTURE FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2003

--------------------------------------------------------------------------------
                                 PAST 1 YEAR      PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
Class R shares                      31.93%            4.36%           12.54%
--------------------------------------------------------------------------------
S&P 500(R) Index
  reflects no deduction for
  fees, expenses or taxes           28.69%           (0.57)%          11.07%
--------------------------------------------------------------------------------

Class R shares were first available on August 20, 2003. The results presented above reflect the performance of Class A shares which has been restated
(reduced) to reflect the higher Rule 12b-1 fees paid by Class R shares and the fact that Class R shares are sold without a sales charge.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                                        CLASS R
                                                                         SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
  as a percentage of offering price                                       None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value of
  the shares redeemed or the total cost of such shares                    None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends               None
--------------------------------------------------------------------------------

DAVIS NEW YORK VENTURE FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------
                                                 CLASS R
                                                 SHARES
--------------------------------------------------------------
Management Fees                                   0.51%
--------------------------------------------------------------
Distribution (12b-1) Fees                         0.50%
--------------------------------------------------------------
Other Expenses                                    0.14%
--------------------------------------------------------------
Total Annual Operating Expenses                   1.15%
--------------------------------------------------------------

Expenses may vary in future years.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 10

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...         1 YEAR        3 YEARS
------------------------------------------------------------
Class R Shares                          $117           $365
------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT INVESTMENTS

Davis New York Venture Fund's investment objective is long-term growth of capital. The Fund's investment objective is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund's prospectuses would be amended before any change in investment objective, and shareholders would be promptly notified of the change.

Under normal circumstances, Davis New York Venture Fund invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that we believe are of high quality and whose shares are selling at attractive prices. The Fund may also purchase other kinds of securities; engage in active trading (which would increase portfolio turnover and commission expenses and may increase taxable distributions); or employ other investment strategies that are not principal investment strategies if, in Davis
Advisors' professional judgment, the securities or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether (i) purchasing such securities would be consistent with shareholders' reasonable expectations; (ii) they may assist a Fund in pursuing its investment objective; (iii) they are consistent with the Fund's investment strategy; (iv) they will cause the Fund to violate any of its investment restrictions; or (v) they will materially change the Fund's risk profile as described in the Fund's prospectuses and Statement of Additional

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 11

Information, as amended from time to time. The Statement of Additional
Information discusses these securities and investment strategies.

SHORT-TERM INVESTMENTS. The Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. The Fund may also use short-term investments for temporary defensive purposes. At such times the Fund will not be pursuing its normal investment policies. In the event that our portfolio managers anticipate a decline in the market values of the companies in which the Fund invests (due to economic, political or other factors), we may reduce the Fund's risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to the Fund's investment objective.

For more details concerning current investments and market outlook, please see the most recent shareholder report.

EXECUTION OF PORTFOLIO TRANSACTIONS. The Adviser places orders with broker-dealers for Davis Funds' portfolio transactions. The Adviser seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, the
Adviser considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, the Adviser may place orders for Davis Funds'
portfolio transactions with broker-dealers who have sold shares of Davis Funds.
In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the Adviser places orders for Davis Funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of
Davis Funds.

Over the last three years the Fund paid the following brokerage commissions:



                                                             FOR THE YEAR ENDED JULY 31,
                                                         2004           2003              2002
                                                         ----           ----              ----
Davis New York Venture Fund
---------------------------

Brokerage commissions paid:                        $5,373,110     $4,298,301       $13,859,249
Brokerage as a percentage of average net                0.02%          0.03%             0.07%
assets


                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 12

DAVIS MANAGEMENT
--------------------------------------------------------------------------------

DAVIS ADVISORS

Davis Selected Advisers, L.P. ("Davis Advisors"), serves as the investment adviser for each of the Davis Funds. Davis Advisors' offices are located at 2949
East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

For the fiscal year ended July 31, 2004, Davis Advisors' compensation for its services (based on average net assets) was 0.51%.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser for each of the
Davis Funds. Davis Selected Advisers-NY, Inc.'s offices are located at 609 Fifth
Avenue, New York, New York 10017. Davis Selected Advisers-NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis
Selected Advisers-NY, Inc.'s fee is paid by Davis Advisors, not the Davis Funds.

A discussion regarding the basis for the Board of Directors approving the investment advisory and sub-advisory agreements is available in the Statement of
Additional Information. The Directors will consider whether to re-approve the advisory and sub-advisory agreements in 2005; the basis for their decision will be included in the Fund's July 2005 Annual Report.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 13

INVESTMENT PROFESSIONALS

o    SHELBY M.C. DAVIS serves as Adviser and Founder. As Adviser Mr. Davis provides the firm with analysis regarding companies, the economy, and the markets in general. He previously served as Davis New York Venture Fund's
     Portfolio Manager from its inception in 1969 until February 1997, and served as President of the Davis Funds until March 2000. The Davis Funds are a family of mutual funds managed by Davis Advisors.

o    CHRISTOPHER C. DAVIS has served as a Portfolio Manager of Davis New York
     Venture Fund since October 1995, and also manages other equity funds advised by Davis Advisors. He has served as President of the Fund since
     March 2000. Mr. Davis served as Assistant Portfolio Manager and Research
     Analyst working with Shelby M.C. Davis from September 1989 through
     September 1995.

o    KENNETH CHARLES FEINBERG has served as a Portfolio Manager of Davis New
     York Venture Fund since May 1998 and also manages other equity funds advised by Davis Advisors. Mr. Feinberg started with Davis Advisors as a
     Research Analyst in December 1994.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio
Managers, and the Portfolio Managers' ownership of securities in the Fund.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 14

HOW TO INVEST
IN CLASS R SHARES
--------------------------------------------------------------------------------

HOW TO PURCHASE AND SELL CLASS R SHARES

Davis New York Venture Fund offers Class A, B, C, Y and R shares. Only Class R shares are offered in this prospectus. Each class is subject to different expenses and sales charges.

Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans.
Class R shares are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares are not generally available to retail non-retirement accounts, traditional and Roth
IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or
Individual 403(b) plans.

Eligible retirement plans may open an account and purchase Class R shares by contacting any dealer authorized to sell the Fund's shares (the dealer may impose transaction charges in addition to those described in this prospectus).
Class R shares may not be available through all dealers, and other classes of the Fund may be available to retirement plans.

The minimum initial investment in the Fund is $500,000. The Distributor may waive this minimum at its discretion. For the purposes of the minimum, the
Distributor may treat appropriately related investors--for example, trust funds of the same bank, separate accounts of the same insurance company, clients whose funds are managed by a single bank, insurance company, investment adviser, broker-dealer, or institutional clients of a financial intermediary that maintains an omnibus account with the Fund--as a single investor. Class R shares are currently available to retirement and benefit plans and other institutional investors who place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Distributor for such services.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 15

RIGHT TO REJECT OR RESTRICT ANY PURCHASE OR EXCHANGE ORDER

Purchases and exchanges should be made for investment purposes only. Davis Funds and the Distributor reserve the right to reject or restrict any purchase or exchange order for any reason. Davis Funds are not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases or exchanges that are part of activity that Davis Funds or Distributor have determined may involve actual or potential harm to a Fund may be rejected.

MARKET TIMING

Davis Funds discourage short-term or excessive trading, often referred to as
"market timing," and intend to seek to restrict or reject such trading or take other action if in the judgment of the Adviser such trading may be detrimental to the interests of a Fund and its long-term shareholders. Market timing strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs.

The Board of Directors has adopted policies and procedures with respect to the frequent purchases and redemption of fund shares, Currently, four round-trip exchanges between Davis Funds are allowed during a calendar year. The
Distributor must approve in writing any exchanges above the limit. Neither Davis
Funds nor the Adviser have entered into agreements to exempt any shareholder from application of the Funds' market-timing procedures.

Davis Funds use several methods to reduce the risk of market timing. These methods include: (i) limiting annual exchange activity per fund account; (ii)
exchanges between Davis Funds must occur between the same classes of shares, currently, Davis New York Venture Fund is the only Davis Fund which offer Class
R shares; and (iii) committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Funds' market timing policy.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 16

If Davis Funds determine that your purchase or exchange patterns reflect a market timing strategy, Davis Funds reserve the right to take any action permitted under applicable rules and standards, including but not limited to:
(i) refusing to accept your orders to purchase Fund shares, and/or (ii)
restricting the availability of exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services.

While Davis Funds encourages financial intermediaries to apply the Funds'
marketing timing policy to their customers who invest indirectly in the Funds,
Davis Funds are limited in their ability to monitor the trading activity or enforce the Funds' market timing policy with respect to customers of financial intermediaries. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection. The ability of Davis
Funds to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, Davis Funds receive purchase exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients'
transaction and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to Davis Funds.

ANTI-MONEY LAUNDERING COMPLIANCE

Davis Funds and the Distributor are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Distributor may request additional information from you to verify your identity and source of funds. If you do not provide the information, the Davis Funds may not be able to open your account. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account. They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances,

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 17

the law may not permit the Funds or the Distributor to inform the shareholder that it has taken the actions described above.

BUYING MORE SHARES

Additional shares may be purchased through a plan's administrator or recordkeeper.

SELLING SHARES

Please contact your plan administrator or recordkeeper.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 18

HOW YOUR SHARES ARE VALUED

Once you open your Davis Funds account, you may buy or sell shares on any business day. The price of your shares in a Davis Fund is based upon the total value of the Fund's investments. Your account balance may change daily because the share price may change daily.

The value of one share of a Davis Fund, also known as the net asset value, or
NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock
Exchange is open or as of the time the Exchange closes, if earlier.

The business sections of many, but not all, major newspapers publish Davis
Funds' net asset values. If you have access to the Internet, you can also check the net asset value on our website (www.davisfunds.com).

VALUATION OF PORTFOLIO SECURITIES

Your shares will be purchased at the net asset value, or sold at the net asset value next determined after Davis Funds' transfer agent receives your request in good order.

Securities are valued primarily on the basis of market quotations. However,
Davis Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. The Fund uses fair value prices any time the Adviser concludes that reliable market quotations for its portfolio securities are not readily available from an approved third party pricing service or from independent brokers. Examples of when fair value pricing may be used include illiquid or thinly traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis Funds use an independent vendor to assist in fair value pricing of foreign securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.

Some of the Fund's securities may be traded in markets that close at a different time than when the Fund's shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time Fund's shares are priced may result in the use of fair value pricing, as

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 19

described above. Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the value of some of the
Fund's foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on a Fund's net asset value. Notwithstanding, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing exchange rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund's shares even if there has not been any change in the foreign currency price of that Fund's investments.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information.

The Fund's portfolio holdings are published and mailed to shareholders twice a year in the annual and semi-annual reports which are mailed approximately 60 days after the end of the Fund's second and fourth fiscal quarters. In addition, the Fund publishes its portfolio holdings on the Davis Funds' website approximately sixty days after the end of each fiscal quarter. Other information concerning the Fund's portfolio holdings may also be published on the Davis
Funds' website from time to time.

FEES AND EXPENSES OF THE FUND

The Fund must pay operating fees and expenses.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 20

MANAGEMENT FEE

The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
The difference in the fee structures between the Classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by Class. Different fees and expenses will affect performance.

12B-1 FEES

The Davis Funds have Plans of Distribution or "12b-1 Plans" under which the
Funds may finance activities to sell shares. The 12b-1 Plans provide for annual distribution expenses of up to 0.75% of the average daily net asset value of the
Class R shares.

For all share classes, up to 0.25% of distribution expenses may be used to pay service fees to qualified dealers providing certain shareholder services.
Because distribution expenses are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges. Thus, the higher fees for Class R shares may cost you more than paying the initial sales charge for
Class A shares.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 21

TOTAL FUND OPERATING EXPENSES

The total cost of running a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are taken out before the Fund's NAV is calculated and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category.

COMPENSATION EARNED BY BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Broker-dealers and other financial intermediaries ("Qualifying dealers") may earn substantial compensation by selling Davis Funds' shares. Qualifying dealers may receive (i) sales commissions from sales charges paid by purchasing shareholders; (ii) distribution and service fees from the Funds' 12b-1 distribution plans; (iii) record-keeping fees from the Funds for providing record-keeping services to investors who hold Davis Funds shares through dealer-controlled omnibus accounts; and (iv) other compensation, described below, paid by Davis Distributors, LLC (the "Distributor") from its own resources.

Qualifying dealers may, as a condition to distributing Davis Funds, request that the Distributor, pay or reimburse the Qualifying dealer for (i) marketing support payments including business planning assistance, educating personnel about the Davis Funds, and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer; and (ii) financial assistance paid to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These additional payments are sometimes referred to as "revenue sharing" payments. A number of factors are considered in determining payments, including the dealer's sales and assets, and the quality of the dealer's relationship with the Distributor. Payments are generally based on the value of shares of the Fund held by the dealer or financial institution for its customers or based on sales of Fund shares by the dealer or financial institution, or a combination thereof. The Adviser may use its profits from the advisory fee it receives from the Fund. Some dealers may also choose

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 22

to pay additional compensation to their registered representatives who sell the
Funds. Such payments may be associated with the status of a Fund on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities. The foregoing arrangements may create an incentive for the brokers, dealers or other financial institutions, as well as their registered representatives, to sell the Davis
Funds rather than other funds.

In 2004 the Adviser and Distributor made payments from their own resources to the Qualifying dealers listed below. These Qualifying dealers may provide the
Davis Funds enhanced sales and marketing support and financial advisers employed by the Qualifying dealers may recommend the Davis Funds rather than other funds:
Qualifying dealers may be added or deleted at any time.

ADP Broker Dealer, Inc.; AG Edwards & Sons; American Express Financial Advisors,
Inc.; Charles Schwab & Co., Inc.; Cigna Financial Services, Inc. (name change to
Prudential Retirement Insurance & Annuity Co.); Citistreet Associates; Citigroup
Global Markets, Inc.; John Hancock Life Insurance Company (name change from
Manufacturers Life Insurance); Merrill Lynch, Pierce, Fenner & Smith, Inc.;
Metropolitan Life Insurance Company; Morgan Stanley, Inc.; Fidelity Brokerage
Services, Inc.; Nationwide Financial Services, Inc.; Putnam Fiduciary Trust
Company; UBS Financial Services, Inc.; Prudential Investment Management
Services, LLC.; T. Rowe Price Investment Services, Inc.; Piper Jaffray, Inc.;
Wachovia Securities, Inc.; Merrill Lynch Life Insurance Co.; Marshall & IIsley
Trust; New York Life Distribution; Wells Fargo Bank, N.A.; and Union Bank of
California.

In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Davis Funds. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Davis Funds during a specified period of time.

Although Davis Funds may use brokers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of fund shares as a factor when selecting brokers to effect portfolio transactions.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 23

Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of Fund shares.

DUE DILIGENCE MEETINGS. The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Davis Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

SEMINARS AND EDUCATIONAL MEETINGS. The Distributor may defray certain expenses of Qualified dealers incurred in connection with seminars and other educational efforts subject to the Distributor's policies and procedures governing payments for such seminars. The Distributor may share expenses with Qualifying dealers for costs incurred in conducting training and educational meetings about various aspects of the Funds for the employees of Qualifying dealers. In addition, the
Distributor may share expenses with Qualifying dealers for costs incurred in hosting client seminars where the Fund is discussed.

RECORDKEEPING FEES. Certain Qualifying dealers have chosen to maintain omnibus accounts with the Davis Funds. In an "omnibus account" the Fund maintains a single account in the name of the dealer and the dealer maintains all of the individual shareholder accounts. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Davis Funds and the administrator will then maintain all of the participant accounts. The Adviser, on behalf of the Funds, enters into agreements whereby the Funds compensate the dealer or administrator for recordkeeping services.

Recordkeeping services typically include (i) establishing and maintaining shareholder accounts and records; (ii) recording shareholder account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to shareholders; (v) furnishing proxy materials, periodic Davis Funds reports, prospectuses and other communications to shareholders as required; (vi)
transmitting shareholder transaction information; and (vii) providing information in order to assist Davis Funds in their compliance with state securities laws. Each Davis Fund typically

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 24

would be paying these shareholder servicing fees directly, were it not that the
Qualifying dealer holds all customer accounts in a single omnibus account with each Davis Fund.

OTHER COMPENSATION. The Distributor may, from its own resources and not the
Funds, offer other compensation to the extent not prohibited by state or federal laws, the Securities and Exchange Commission, or any self-regulatory agency, such as the NASD.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 25

OTHER
INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute dividends and capital gains, if any, in December.
When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividend and capital gain distributions for Class R shares will be automatically invested in additional Class R shares of the Fund.

BASIC TAX POINTS

o    Dividends and distributions paid by the Fund to retirement plan accounts are not currently taxable.

o    Distributions taken from a retirement plan account are generally taxable as ordinary income.

We recommend that you consult with a tax advisor about dividends and capital gains that may be received from the Davis Funds.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 26

FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of Davis New
York Venture Fund for the past five years, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the Fund.

This information has been audited by KPMG LLP. KPMG LLP's report, along with the
Fund's financial statements, is included in the annual report, which is available upon request.

Class R shares commenced operations on August 20, 2003, and financial highlights for Class R shares for the period from August 20, 2003 through July 31, 2004 are presented below.

Financial Highlights for Class A shares are also presented below to provide investors with a history of Davis New York Venture Fund. The returns would have been substantially similar because both Class A shares and Class R shares are invested in the same portfolio of securities. However, Class R shares pay Rule
12b-1 fees which are approximately 0.25% higher. DIVIDEND DISTRIBUTIONS (IF ANY)
AND INVESTMENT PERFORMANCE WOULD HAVE BEEN LOWER.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 27

DAVIS NEW YORK VENTURE FUND
Financial highlights
CLASS R
Financial Highlights for a share of capital stock outstanding throughout each period.

                                                           AUGUST 20, 2003
                                                           (INCEPTION OF CLASS)
                                                           THROUGH JULY 31, 2004

NET ASSET VALUE, BEGINNING OF                                           $23.98
  PERIOD

INCOME INVESTMENT OPERATIONS
Net Investment Income                                                   .13(3)
Net Realized and Unrealized                                               3.86
  Gains
Total From Investment                                                     3.99
  Operations

DIVIDENDS AND DISTRIBUTIONS
Dividends from Net Investment                                            (.14)
  Income
Total Dividends and                                                      (.14)
  Distributions
NET ASSET VALUE, END OF PERIOD                                          $27.83

TOTAL RETURN(1)                                                         16.67%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                                  $10
  (000,000 omitted)
Ratio of Expenses to Average                                            1.15%*
  Net Assets
Ratio of Net Investment Income                                           .51%*
  (Loss) to Average Net Assets
Portfolio Turnover Rate(2)                                                  6%

1.   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3.   Per share calculations were based on average shares for the period.

* Annualized

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 28

DAVIS NEW YORK VENTURE FUND
Financial highlights
CLASS A
Financial Highlights for a share of capital stock outstanding throughout each period.

                                                              YEAR ENDED JULY 31

                                  2004       2003       2002      2001      2000

NET ASSET VALUE, BEGINNING      $23.73     $21.47     $25.99    $30.64    $27.73
  OF PERIOD

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net Investment Income             0.17       0.18       0.12      0.11      0.08
Net Realized and Unrealized       4.12       2.21     (4.61)    (2.07)      3.45
  Gains (Losses)
Total From Investment             4.29       2.39     (4.49)    (1.96)      3.53
  Operations

DIVIDENDS AND DISTRIBUTIONS
Dividends from Net               (.19)      (.13)      (.03)     (.04)      -(3)
  Investment Income
Distribution in Excess of            -          -          -     (.01)         -
  Net Investment Income
Distribution from Realized           -          -          -    (2.64)     (.62)
  Gains
Total Dividends and              (.19)      (.13)      (.03)    (2.69)     (.62)
  Distributions

NET ASSET VALUE, END OF         $27.83     $23.73     $21.47    $25.99    $30.64
  PERIOD

TOTAL RETURN(1)                 18.10%     11.19%   (17.29)%   (6.70)%    12.99%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period      $12,868     $9,581     $8,734   $10,678    $9,539
  (000,000 omitted)
Ratio of Expenses to Average      .92%       .95%       .92%      .89%      .88%
  Net Assets
Ratio of Net Investment           .77%       .85%       .49%      .50%      .31%
  Income to Average Net
  Assets
Portfolio Turnover Rate(2)          6%        10%        22%       15%       29%

1.   Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2.   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3.   Less than $0.005 per share.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 29

PRIVACY NOTICE

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                  PROSPECTUS o DAVIS NEW YORK VENTURE FUND o 30

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's
ANNUAL AND SEMI-ANNUAL REPORTS to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The
STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about
Davis Funds and their management and operations. The Statement of Additional
Information and the Fund's Annual and Semi-Annual Reports are available, without charge, upon request.

The Davis Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

HOW TO GET MORE INFORMATION

(Including Annual Report, Semi-Annual Report and Statement of Additional
Information)

o    BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday through
     Friday, 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.

o    BY MAIL. Write to State Street Bank and Trust Company, c/o Davis Funds,
     P.O. Box 8406, Boston, MA 02266-8406.

o    ON THE INTERNET. WWW.DAVISFUNDS.COM.

o    FROM THE SEC. Additional copies of the registration statement can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102, or by sending an electronic request to
     publicinfo@sec.gov. Reports and other information about the Funds are also available by visiting the SEC website (WWW.SEC.GOV). For more information on the operations of the Public Reference Room, call 1-202-942-8090.

                                        Investment Company Act File No. 811-1701